K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549	George P. Attisano george.attisano@klgates.com March 28, 2016

Re:	John Hancock Funds II (the “Trust”), on behalf of:

Retirement Choices at 2060 Portfolio;

Retirement Living through 2060 Portfolio; and

Retirement Living through II 2060 Portfolio (collectively, the “Funds”)
File Nos. 333-126293; 811-21779

Ladies and gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 167 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to become effective on March 28, 2016. The purpose of this filing is to incorporate comments from the Staff of the Commission on the initial filing to register the Funds under Rule 485(a) of the 1933 Act, filed on January 13, 2016, and to complete the registration of the Funds as new series of the Trust. No fees are required in connection with this filing. The Amendment relates solely to the Funds and does not amend or supersede any prior filing relating to any other series of the Trust. The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Very truly yours,

/s/ George P. Attisano

George P. Attisano

Cc: Ariel Ayanna,
Assistant Secretary of the Trust